Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

6. Income Taxes

The benefit for income taxes differs from the amount computed at federal statutory rates as follows for the years ended December 31:

	2012	2011
Federal income tax at statutory rates	$(1,039,665)	$(883,776)
State income tax at statutory rates	(97,234)	(85,273)
Research and development credits	(67,011)	(278,818)
Change in valuation allowance	1,165,081	1,242,665
Other	38,829	5,202

	$—	$—

Significant components of the Company’s deferred income tax assets (liabilities) are as follows as of December 31:

	2012	2011
Current:
Accruals and reserves	$37,168	$62,366
Non-qualified stock options and other	—	56,015
Valuation allowance	(37,168)	(118,381)

	$—	$—

Long-term:
Net operating loss carryforwards	$6,952,741	$5,794,922
Depreciation and amortization	271	(1,438)
Non-qualified stock options and other	69,072	—
Research and development credits	621,497	603,803
Valuation allowance	(7,643,581)	(6,397,287)

	$—	$—

As of December 31, 2012, the Company had net operating loss (NOL) carryforwards available to offset future taxable income, if any, of approximately $18,826,000 , which will begin to expire in 2022.

The Company has research and development credits totaling approximately $621,000 available for offset against future federal income tax, if any. The credits begin to expire in 2022.

The utilization of the NOL carryforwards is subject to annual limitations under Section 382 of the Internal Revenue Code. Section 382 imposes limitations on a corporation’s ability to utilize its NOL carryforwards if it experiences an “ownership change.” In general terms, an ownership change results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50% over a three-year period.

The Company has concluded that there are no significant uncertain tax positions requiring disclosure.